Convertible Notes Payable (Details) - Schedule of the Convertible Notes Payable Outstanding - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of the Convertible Notes Payable Outstanding [Abstract]
9.75% Convertible Notes due March 31, 2025	$ 245,000
Unamortized debt issuance and discount costs	(28,806)
Convertible debt, total	$ 216,194	$ 7,841,500